Trade receivables - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ (15,182)	$ (20,256)
Financial assets at start of period	(67,760)	(15,182)	$ (20,256)
Trade receivables and contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,612)	(8,670)
Financial assets at start of period	(4,931)	(8,612)	(8,670)
Trade receivables and contract assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,524	2,524	2,789
Unutilized amounts	0	0	0
Charge for the year	0	0	0
Utilized amounts	(223)	0	(265)
Financial assets at start of period	$ 2,301	$ 2,524	$ 2,524